Inventory, net	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Inventory, net
Inventory, net

7. Inventory, net

Inventory, net consists of the following:

	September 30, 2024	December 31, 2023
Raw materials	$2,124	$2,639
Work-in-process	16	708
	2,140	3,347
Less Inventory Reserve for Obsolescence	(1,515)	(526)
Total	$625	$2,821

As of September 30, 2024 and December 31, 2023, inventory balances include inventory costs subsequent to regulatory approval of KORSUVA injection on August 23, 2021. During the three and nine months ended September 30, 2024, the Company wrote down $1,020 and $2,509, respectively, of commercial supply inventory due to obsolescence.

5. Inventory, net

Inventories consist of the following:

	December 31, 2023	December 31, 2022
Raw materials	$2,639	$1,918
Work-in-process	708	499
	3,347	2,417
Less Inventory Reserve for Obsolescence	(526)	(34)
Total	$2,821	$2,383

As of December 31, 2023 and December 31, 2022, inventory balances include inventory costs subsequent to regulatory approval of KORSUVA injection on August 23, 2021. During the years ended December 31, 2023 and 2022, the Company wrote down $526 and $34, respectively, of commercial supply inventory due to obsolescence. There were no write-downs of commercial supply inventory during the year ended December 31, 2021.